SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Changes in Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounting Policies [Line Items]
Balance at January 1,	$ 703	4,378	34,001	31,416
Allowance for doubtful debts	4	23		2,585
Recovery of accounts previously allowed	(396)	(2,465)	(6,841)
Write offs	(39)	(245)	(22,782)
Balance at December 31,	$ 272	1,691	4,378	34,001